Inventory	6 Months Ended
Jun. 30, 2022
Inventory
Inventory

Note 5 – Inventory

Inventory consisted of the following:

	June 30,	December 31,
	2022	2021
Raw materials	$411,880	$542,062
Finished products	217,628	231,836
Work in process	349,329	295,800
Total Inventory	$978,837	$1,069,698

For the six months ended June 30, 2022 and 2021, the Company recorded inventory reserve of $nil and $296,702, respectively.